Stock Compensation Expense (Details) - Schedule of Stock Option Grant Activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Vested and Nonvested Stock Options [Member]
Stock Compensation Expense (Details) - Schedule of Stock Option Grant Activity [Line Items]
Number, Outstanding Beginning balance	18,863,654
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.38
Weighted Average Remaining Life, Beginning balance	4 years 1 month 17 days	4 years 10 months 9 days
Number, Outstanding Ending balance	16,812,734	18,863,654
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.38	$ 0.38
Weighted Average Remaining Life, Ending balance	3 years 10 months 17 days	4 years 1 month 17 days
Number, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised	(2,050,920)	(1,048,627)
Weighted Average Exercise Price, Exercised	$ 0.38	$ 0.38
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Vested and Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Stock Option Grant Activity [Line Items]
Number, Outstanding Beginning balance	5,923,333
Weighted Average Exercise Price, Outstanding Beginning balance	$ 11.5
Weighted Average Remaining Life, Beginning balance	4 years 6 months 18 days	5 years 9 months 14 days
Number, Outstanding Ending balance	5,923,333	5,923,333
Weighted Average Exercise Price, Outstanding Ending balance	$ 11.5	$ 11.5
Weighted Average Remaining Life, Ending balance	4 years 3 months 18 days	4 years 6 months 18 days
Number, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised		(651,951)
Weighted Average Exercise Price, Exercised		$ 0.53
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited